Company Participation in Multi Employer Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Multiemployer Plans [Line Items]
Multiemployer Plans Surcharge Imposed	10.00%
Bakery And Confectionery Union And Industry International Pension Fund
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	$ 1	$ 2	$ 2
All Other Multiemployer Plans
Multiemployer Plans [Line Items]
Multiemployer Plan, Period Contributions	$ 0	$ 0	$ 1